Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 681	£ 446
Unfavourable changes reflected in profit or loss	(428)	(505)
Favourable changes reflected in OCI	23	27
Un-favourable changes reflected in OCI	(25)	(19)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	478	201
Unfavourable changes reflected in profit or loss	(225)	(261)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	193	236
Unfavourable changes reflected in profit or loss	(194)	(235)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	10	9
Unfavourable changes reflected in profit or loss	(9)	(9)
Favourable changes reflected in OCI	23	27
Un-favourable changes reflected in OCI	(25)	(19)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	182	225
Unfavourable changes reflected in profit or loss	(184)	(389)
Favourable changes reflected in OCI	6	8
Un-favourable changes reflected in OCI	(6)	(7)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	28	28
Unfavourable changes reflected in profit or loss	(16)	(17)
Favourable changes reflected in OCI	2	12
Un-favourable changes reflected in OCI	(2)	(5)
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	5	5
Unfavourable changes reflected in profit or loss	(5)	(5)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	237	44
Unfavourable changes reflected in profit or loss	(182)	(44)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	229	144
Unfavourable changes reflected in profit or loss	(41)	(50)
Favourable changes reflected in OCI	15	7
Un-favourable changes reflected in OCI	£ (17)	£ (7)